REPORTABLE SEGMENTS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Capital Expenditures	$ 50,444	$ 7,105
Total Assets	1,287,410	3,770,013
AUSTRALIA
Segment Reporting [Line Items]
Capital Expenditures	50,444	7,105
Total Assets	1,213,357	3,366,461
UNITED STATES
Segment Reporting [Line Items]
Capital Expenditures
Total Assets	27,975	431,417
Effect Of Exchange Rate Changes [Member]
Segment Reporting [Line Items]
Total Assets	$ 46,078	$ (27,865)